RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Related Party Transactions With Oniva
	Three months ended March 31,
	2022	2021
Salaries, benefits, and consulting fees	$439	$235
Share‐based payments	157	488
	$596	$723

Schedule Of Related Party Transactions And Balances
	March 31, 2022	December 31, 2021
Oniva International Services Corp.	$108	$107
Directors	43	56
	$151	$163

Schedule Of Due To Related Parties
	March 31, 2022	March 31, 2021
Salaries and benefits	$220	$191
Office and miscellaneous	97	105
	$317	$296